Cover	Aug. 02, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 02, 2022
Entity File Number	001-39507
Entity Registrant Name	RIBBIT LEAP, LTD.
Entity Central Index Key	0001818346
Entity Tax Identification Number	98-1549449
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	364 University Avenue
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	650
Local Phone Number	485-3758
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share and one-fifth of one redeemable warrant [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-fifth of one Warrant to acquire one Class A ordinary share
Trading Symbol	LEAP.U
Security Exchange Name	NYSE
Common Class A [Member]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	LEAP
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 [Member]
Title of 12(b) Security	Warrants, each whole Warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	LEAP.WS
Security Exchange Name	NYSE